GOF P7 03/22

SUPPLEMENT DATED MARCH 4, 2022

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH FUND LISTED BELOW

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin Federal Tax-Free Income Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Tax-Free Trust

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin Alabama Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

(all of the Funds above are hereinafter referred to as the “Tax-Free Funds”)

Franklin Alternative Strategies Fund

Franklin K2 Alternative Strategies Fund

Franklin K2 Long Short Credit Fund

Franklin Custodian Funds

Franklin DynaTech Fund

Franklin Growth Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin Focused Growth Fund

Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund

Franklin Global Allocation Fund

Franklin LifeSmart™ Retirement Income Fund

Franklin LifeSmart™ 2020 Retirement Target Fund

Franklin LifeSmart™ 2025 Retirement Target Fund

Franklin LifeSmart™ 2030 Retirement Target Fund

Franklin LifeSmart™ 2035 Retirement Target Fund

Franklin LifeSmart™ 2040 Retirement Target Fund

Franklin LifeSmart™ 2045 Retirement Target Fund

Franklin LifeSmart™ 2050 Retirement Target Fund

Franklin LifeSmart™ 2055 Retirement Target Fund

Franklin LifeSmart™ 2060 Retirement Target Fund

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

Franklin Global Trust

Franklin Emerging Market Debt Opportunities Fund

Franklin International Small Cap Fund

Franklin International Growth Fund

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Managed Income Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Growth Opportunities Fund

Franklin Small-Mid Cap Growth Fund

Franklin Small Cap Growth Fund

Franklin Biotechnology Discovery Fund

Franklin Natural Resources Fund

Franklin Strategic Income Fund

Franklin Templeton SMACS: Series CH

Franklin Templeton SMACS: Series H

Franklin ETF Trust

Franklin Equity Portfolios

Franklin Fixed Income Portfolios

Franklin Templeton Trust

Franklin OnChain U.S. Government Money Fund

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Franklin MicroCap Value Fund

Franklin Mutual U.S. Value Fund

Franklin Small Cap Value Fund

Institutional Fiduciary Trust

Money Market Portfolio

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton International Climate Change Fund

Templeton Global Investment Trust

Templeton Emerging Markets Small Cap Fund

Templeton Global Balanced Fund

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Sustainable Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

Templeton Institutional Funds

Foreign Smaller Companies Fund

International Equity Series

In order to provide shareholders with additional detail on the existing investment processes for the Funds referenced below, the Funds’ prospectuses are amended as follows:

I. For Franklin Templeton SMACS: Series CH, Franklin Templeton SMACS: Series H and the Tax-Free Funds, the following replaces the last paragraph (second to last paragraph for Franklin California High Yield Municipal Fund; third to last paragraph for Franklin Templeton SMACS: Series CH; and the first and second sentences in the last paragraph for Franklin Templeton SMACS: Series CH) in the “Fund Details – Principal Investment Policies and Practices” section of the prospectus:

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund's portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. Alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on an issuer, which the investment manager believes provide a measure of the issuer’s sustainability. In analyzing ESG factors, the investment manager assesses whether an issuer’s practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in a security. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

II. For Franklin Strategic Income Fund, the following replaces the last paragraph in the “Fund Details – Principal Investment Policies and Practices” section of the prospectus:

The Fund uses an active asset allocation strategy to try to achieve its investment goals. This means the Fund actively purchases and sells securities and other investments in various market sectors based on the investment manager's ongoing assessment of changing economic, global market, industry, and issuer conditions. The Fund may seek to quickly and efficiently shift its exposure among various classes of debt securities, including through derivative instruments and exchange-traded funds, and at any given time may have substantial amount of exposure to any class of debt or other income-producing investment. The investment manager uses a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to try to take advantage of varying sector reactions to economic events. The investment manager will evaluate country risk, business cycles, yield curves, and values between and within markets. Alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on an issuer, which the investment manager believes provide a measure of the issuer’s sustainability. In analyzing ESG factors, the investment manager assesses whether an issuer’s practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in a security. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

III. For Franklin High Income Fund, the following replaces the fifth and sixth paragraph in the “Fund Details – Principal Investment Policies and Practices” section of the prospectus:

The Fund's investment manager is a research driven, fundamental investor that relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate issuers. As a "bottom-up" investor, the investment manager focuses primarily on individual securities. The investment manager also considers sectors when choosing investments and, from time to time, may have significant investments in certain sectors. In selecting securities for the Fund's investment portfolio, the investment manager does not rely principally on the ratings assigned by rating agencies, but performs its own independent investment analysis to evaluate the creditworthiness of the issuer. The investment manager considers a variety of factors, including the issuer's experience and managerial strength, its sensitivity to economic conditions, and its current and prospective financial condition. Alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on an issuer, which the investment manager believes provide a measure of the issuer’s sustainability. In analyzing ESG factors, the investment manager assesses whether an issuer’s practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in a security. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

IV. For Franklin Emerging Markets Debt Opportunities Fund the following replaces the first paragraph in the “Fund Details – Principal Investment Policies and Practices – Portfolio Selection” section of the prospectus:

The portfolio construction process can be summarized in three integral steps – country allocation, currency allocation and issue selection. The first stage of the emerging market debt investment process is identifying the countries for which management has a favorable outlook, which is managed with a bottom-up, research-driven perspective. Since the portfolio is constructed through bottom-up fundamental research and not relative to a benchmark index, there is no requirement to hold securities from any one country. The next decision is whether to take exposure in the form of “hard currency” or local currency instruments. Hard currencies are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The last decision concerns security selection. This depends on a number of factors, including the type of the security’s coupon (fixed or floating). Alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on an issuer, which the investment manager believes provide a measure of the issuer’s sustainability. In analyzing ESG factors, the investment manager assesses whether an issuer’s practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in a security. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

V. For Franklin U.S. Government Securities Fund, the following replaces the last paragraph in the “Fund Details – Principal Investment Policies and Practices” section of the prospectus:

In making investment decisions, the investment manager may assess the potential impacts of applicable social and/or governance factors on an issuer, including with respect to lending practices. The investment manager may not always have the ability to consider such factors depending on the availability of appropriate investments for the Fund. When such factors are considered, these factors are only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in an investment.

VI. For Franklin Emerging Markets Debt Opportunities Fund, Franklin High Income Fund, Franklin Strategic Income Fund, Franklin Templeton SMACS: Series CH, Franklin Templeton SMACS: Series H and the Tax-Free Funds, the following is added after the “Fund Details – Principal Risks – Management” section of the prospectus:

Environmental, Social and Governance (ESG) Considerations Risk

The investment manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment. The investment manager’s assessment of an issuer may differ from that of investors, third party service providers, such as ratings providers, and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data being reported by issuers and/or third-party research providers to evaluate ESG factors. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.

VII. For Franklin U.S. Government Securities Fund, the following replaces the Environmental, Social and Governance (ESG) Considerations Risk in the “Fund Details – Principal Risks” section of the prospectus:

Social and Governance Considerations Risk

Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able give such considerations meaningful weight if the availability of appropriate securities for the Fund’s portfolio is limited. Not every social/governance consideration may be identified or evaluated for every investment and the investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.

In addition, the prospectus of each Fund is amended as follows:

VIII. For all Funds except Franklin OnChain U.S. Government Money Fund, the following replaces the second and third paragraphs (third and fourth paragraphs for Foreign Smaller Companies Fund and International Equity Series, and fourth and fifth paragraphs for Franklin Equity Portfolios and Franklin Fixed Income Portfolios) under “Your Account – Buying Shares – Minimum Investments – Class A, C and R,” as applicable:

Please note that you generally may only buy shares (including the purchase side of an exchange) of a fund eligible for sale in your state or jurisdiction. The Fund and other Franklin Templeton funds are intended for sale to residents of the United States, and, with very limited exceptions, are not registered or otherwise offered for sale in other jurisdictions.

In particular, the Fund is not registered in any provincial or territorial jurisdiction in Canada, and shares of the Fund have not been qualified for sale in any Canadian jurisdiction. The shares offered by this prospectus generally may not be directly or indirectly offered or sold in any provincial or territorial jurisdiction in Canada or to or for the benefit of residents thereof. Prospective investors may be required to declare that they are not Canadian residents and are not acquiring shares on behalf of any Canadian residents. Similarly, the Fund is not registered, and shares of the Fund have not been qualified for distribution, in any member country of the European Union (EU) or European Economic Area (EEA), and generally may not be directly or indirectly offered or distributed in any such country. If an investor becomes a Canadian, EU or EEA resident after purchasing shares of the Fund, the investor may not be able to purchase any additional shares of the Fund (other than reinvestment of dividends and capital gains) or exchange shares of the Fund for other U.S. registered Franklin Templeton funds.

IX. For Franklin OnChain U.S. Government Money Fund, the following replaces the first paragraph under “Your Account – Buying Shares – Minimum Investments,” as applicable:

Please note that you generally may only buy shares (including the purchase side of an exchange) of a fund eligible for sale in your state or jurisdiction. The Fund and other Franklin Templeton funds are intended for sale to residents of the United States, and, with very limited exceptions, are not registered or otherwise offered for sale in other jurisdictions.

Please keep this supplement with your prospectus for future reference.